Fair Value, Assets Measured on Non-Recurring Basis Borrowings (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-Recurring Basis [Member] | Impaired Loans Carried at Fair Value of Collateral [Member]
Assets Measured on Non-Recurring Basis [Abstract]
Assets, fair value	$ 0	$ 130	$ 591